UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Taliesin Capital Management LLC
Address:   885 Third Avenue
           New York, New York 10022

Form 13F File Number:  028-11234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Elliot N. Konopko
Title:     Managing Member
Phone:     212-303-3575

Signature, Place, and Date of Signing:

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
/s/ Elliot N. Konopko                          NEW YORK, NEW YORK                               MAY 15, 2006
----------------------------                 -----------------------                         -------------------
        [Signature]                               [City, State]                                    [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                      0
                                                          -----------------

Form 13F Information Table Entry Total:                                13
                                                          -----------------

Form 13F Information Table Value Total:                            $6,863
                                                          -----------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -----             ------------------------           ------------

         None.

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
                                                    Taliesin Capital Management LLC
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2006

                                                                               INVESTMENT DISCRETION           VOTING AUTHORITY
                                                 FAIR MARKET SHARES/
                               TITLE OF  CUSIP      VALUE     PRN    SH/ PUT/        SHARED  SHARED  OTHER
ISSUER                          CLASS    NUMBER   (X 1000S)  AMOUNT  PRN CALL  SOLE  DEFINED OTHER  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS INC                   COM    013104104   $773    30,112    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                 COM    02209S103   $361     5,100    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

ARDEN RLTY INC                   COM    039793104   $352     7,800    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

CARRAMERICA RLTY CORP            COM    144418100   $919    20,600    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

CHIRON CORP                      COM    170040109    $50     1,100    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

EDUCATION MGMT CORP              COM    28139T101   $241     5,800    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

EAGLE MATERIALS INC              COM    26969P207   $797    12,500    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

FAIRMONT HOTELS RESORTS INC      COM    305204109   $425     9,500    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

GUIDANT CORPORATION              COM    401698105  $1,678   21,500    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENCE CMNTY BK CORP       COM    453414104   $167     4,000    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

MAXTOR CORP                    COM NEW  577729205   $711    74,400    SH
----------------------------------------------------------------------------------------------------------------------------------

UNIVSION COMMUNICATIONS INC      CLA    914906102   $352    10,200    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

VALOR COMMUNICATIONS GROUP INC   CLA    920255106    $37     2,802    SH         X                             X
----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                            $6,863
(in thousands)


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